Accounts Receivable, Net - Schedule of Movement of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
At beginning of the period	$ (14,897)	$ (9,869)	$ (6,336)
Additional provisions	(8,420)	(7,046)	(5,391)
Write-off	4,128	1,893	1,210
Foreign currency translation impact	162	125	648
At end of the period	$ (19,027)	$ (14,897)	$ (9,869)